Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

Property and equipment, at cost, consist of the following:

	September 30,	December 31,
	2020	2019
Storage equipment	$756,236	$756,236
Website and software	533,417	533,417
Furniture and fixtures	27,131	27,131
Leasehold improvements	20,983	16,846
Computer hardware and software	1,224,591	1,218,464
Data center equipment	5,266,790	4,341,993
	7,829,148	6,894,087
Less: Accumulated depreciation	(5,313,999)	(4,705,256)
Net property and equipment	$2,515,149	$2,188,831

Property and equipment, at cost, consist of the following:

	2019	2018
Storage equipment	$756,236	$756,236
Website and software	533,417	533,418
Furniture and fixtures	27,131	25,975
Leasehold improvements	16,846	13,104
Computer hardware and software	1,218,464	1,211,658
Data center equipment	4,341,993	2,753,320
	6,894,087	5,293,711
Less: Accumulated depreciation	4,705,256	4,005,338
Net property and equipment	$2,188,831	$1,288,373